Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Schedule of stock-based compensation expense as reflected in the Company's condensed consolidated statements of operations and comprehensive loss

Stock-based compensation expense as reflected in the Company’s condensed consolidated statements of operations and comprehensive loss was as follows (in thousands):

	The Period from			The Period from
	March 26, 2010			March 26, 2010
	(Inception) to December 31,	Year Ended December 31,		(Inception) to December 31,
	2010	2011	2012	2012

Research and development	$—	$46	$544	$590
General and administrative	—	259	1,259	1,518
Total stock-based compensation expense	$—	$305	$1,803	$2,108

Summary of the Company's restricted stock activity and related information
		Weighted-average
		fair value
	Shares	per share

Unvested at December 31, 2011	640,578	$0.14
Granted	—	—
Vested	(291,244)	0.16
Forfeited	—	—
Unvested at December 31, 2012	349,334	$0.15

Summary of the Company's stock option activity and related information

	Shares	Weighted-average exercise price per share	Weighted-average remaining contractual term (years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2011	893,564	$1.31
Granted	1,267,493	8.44
Exercised	(19,016)	1.74
Cancelled	(7,856)	6.62
Outstanding at December 31, 2012	2,134,185	5.52	9.0	$24,444

Vested at December 31, 2012	302,057	1.32	8.6	$4,722

Vested and expected to vest at December 31, 2012 (1)	2,134,185	$5.52	9.0	$24,444

(1)                                 This represents the number of vested options as of December 31, 2012, plus the number of unvested options expected to vest as of December 31, 2012, based on the unvested options at December 31, 2012, adjusted for the estimated forfeiture rate of 0%.

Schedule of fair value of each employee stock option estimated at the date of grant using a Black-Scholes option-pricing model

	The Period from
	March 26, 2010
	(Inception) to December 31,	Year Ended December 31,
	2010	2011	2012

Dividend yield	—	—	—
Volatility	82%	67% - 68%	66% - 71%
Risk-free interest rate	2.06%	1.07% - 2.03%	0.89% - 1.56%
Expected term (years)	6.25	6.25	6.25